SUPPLEMENT DATED APRIL 30, 2004

TO

PROSPECTUS DATED APRIL 30, 2004

FOR

SUN LIFE LARGE CASE VUL

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

The Merrill Lynch Small Cap Value V.I. Fund is not currently available as an investment option.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.